UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2012

Check here if Amendment [ ];               Amendment Number:
       This Amendment (Check only one):         [ ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Sterling Investment Management, Inc.
Address:  3561 East Sunrise Drive
          Suite 117
          Tucson, AZ    85718

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Crandall L. Smith
Title: Managing Director
Phone: 520-293-3311

Signature, Place, and Date of Signing:


Crandall L. Smith              Tucson, AZ            February 1, 2013
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

In error, inadvertently transposed the value and shares columns.

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: none

                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                     0
                                                  -----------------------

Form 13F Information Table Entry Total:              58
                                                  -----------------------

Form 13F Information Table Value Total:            $ 147657(x thousand)
                                                  -----------------------


List of Other Included Managers:

                            Name of Reporting Manager
                           Form 13F Information Table




				                                         Shrs or Sh/
	                          Title of                 Market Value  Put/Prn      Investment Other    VOTING AUTHORITY
Namme of Issuer                   Class         CUSIP     (x1000)       Amt PRN Call Discretion Managers Sole Shared None
-----------------------------------------------------------------------------------------------------------------------------
ALTRIA GROUP INC                  COM	         02209S103  4191         133298 	sole			      133298
ANHEUSER BUSCH INBEV SA/NV        SPONSORED ADR	 03524A108  2620          29977 	sole			       29977
AON CORP	                  COM	         37389103   1613 	  29010  	sole			       29010
APPLE COMPUTER INC	          COM            37833100   351 	    660         sole			         660
BANK OF AMERICA CORPORATION       COM            60505104   2450 	 211064         sole			      211064
BANK OF NEW YORK MELLON CORP      COM            64058100   1252 	  48710         sole			       48710
BERKSHIRE HATHAWAY INC DEL        CL A           84670108   4692 	     35         sole			          35
BERKSHIRE HATHAWAY INC DEL        CL B NEW       84670702   7910 	  88187         sole			       88187
BP PLC	                          SPONSORED ADR  55622104   208 	   4994         sole			        4994
CVS CAREMARK CORPORATION          COM            126650100  1313 	  27160         sole			       27160
CACI INTL INC	                  CL A           127190304  532 	   9675         sole			        9675
CATERPILLAR INC DEL	          COM            149123101  860 	   9600         sole			        9600
CHESAPEAKE ENERGY CORP	          COM            165167107  9883 	 594630         sole			      594630
CISCO SYS INC	                  COM            17275R102  3810 	 193911         sole			      193911
CITIGROUP INC	                  COM NEW        172967424  1444 	  36509         sole			       36509
COMCAST CORP NEW	          CL A           20030N101  2727 	  72990         sole			       72990
CORRECTIONS CORP AMER NEW         COM NEW        22025Y407  1784 	  50294         sole			       50294
CURRENCYSHS JAPANESE YEN TR       JAPANESE YEN   23130A102  680 	   6020         sole			        6020
DANAHER CORP DEL	          COM            235851102  333 	   5955         sole			        5955
ENBRIDGE ENERGY MANAGEMENT L      SHS UNITS LLI  29250X103  790 	  27351         sole			       27351
ENBRIDGE ENERGY PARTNERS LP       COM            29250R106  1256 	  45025         sole			       45025
ENCORE CAPTIAL 	                  COM            292554102  752 	  24570         sole			       24570
ENSCO PLC	                  SPONSORED ADR  29358Q109  3750 	  63254         sole			       63254
EXXON MOBIL CORP	          COM            30231G102  292 	   3370         sole			        3370
FREEPORT MCMORAN COPPER & GLD INC COM            35671D857  2570 	  75137 	sole			       75137
GOLDMAN SACHS GROUP INC	          COM            38141G104  2917 	  22867 	sole			       22867
GOOGLE INC	                  CL A           38259P508  2054 	   2903	        sole			        2903
HECKMANN CORPORATION	          COM            422680108  44 	          10800 	sole			       10800
HILLENBRAND INC	                  COM            431571108  470 	  20769 	sole			       20769
HILL ROM HLDGS INC	          COM            431475102  755 	  26494 	sole			       26494
ICONIX BRAND GROUP INC	          COM            451055107  1432 	  64155 	sole			       64155
INTERNATIONAL BUSINESS MACHS      COM            459200101  566 	   2953         sole			        2953
IRIDIUM COMMUNICATIONS INC        COM            46269C102  3325 	 494752 	sole			      494752
ISHARES TR	                  DJ US TECH SEC 464287721  308 	   4355	        sole			        4355
KINDER MORGAN ENERGY PARTNER	  UT LTD PARTNER 494550106  1295 	  16225 	sole			       16225
KINDER MORGAN MANAGEMENT LLC	  SHS            49455U100  856 	  11338 	sole			       11338
LINN ENERGY LLC	                  UNIT LTD LIAB  536020100  2502 	  70997 	sole			       70997
MICROSOFT CORP                    COM            594918104  5031 	 188339 	sole			      188339
OCCIDENTAL PETE CORP DEL          COM            674599105  6332 	  82654 	sole			       82654
PFIZER INC                        COM            717081103  3010 	 120020 	sole			      120020
PHILIP MORRIS INTL INC            COM	         718172109  4556 	  54471 	sole			       54471
PLUM CREEK TIMBER CO INC          COM	         729251108  2121 	  47809 	sole			       47809
POTLATCH HOLDINGS  INC            COM	         737630103  237 	   6050	        sole			        6050
POWERSHARES 	                  EMER MK 50 ADR 09348R300  513 	  12751 	sole			       12751
PROCTER & GAMBLE CO	          COM	         742718109  294 	   4330	        sole			        4330
QUALCOMM INC	                  COM	         747525103  2955 	  47764 	sole			       47764
RAYONIER INC                      COM	         754907103  522 	  10077 	sole			       10077
RYANAIR HLDGS PLC                 SPONSORED ADR  783513104  2192 	  63950 	sole			       63950
SEARS HLDGS CORP                  COM	         812350106  3676 	  88888 	sole			       88888
SPDR GOLD TRUST	                  GOLD SHS	 78463V107  13260 	  81842 	sole			       81842
SPIDER TRUST                      TR UNIT	 78462F103  9160 	  64320 	sole			       64320
SPRINT NEXTEL CORP                COM SER 1      852061100  2743 	 483690 	sole			      483690
UNITEDHEALTH GROUP INC            COM            91324P102  1620 	  29862 	sole			       29862
VODAFONE GROUP PLC NEW            SPONS ADR NEW  92857W209  2303 	  91440 	sole			       91440
WALMART STORES INC                COM            931142103  2874 	  42119 	sole			       42119
WELLPOINT INC                     COM            94973V107  1560 	  25615 	sole			       25615
WESTERN DIGITAL CORP              COM            958102105  1599 	  37635 	sole			       37635
YAHOO INC                         COM            984332106  6512 	 327260 	sole			      327260

